SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
Summary of Stock Option Activity

	Amount	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value *)

Options outstanding at beginning of year	2,357,334	$1.01	8.3	$-
Granted	-	$-	-	$-
Forfeited	(66,667)	0.97	-	-

Options outstanding at end of year	2,290,667	$1.01	7.5	-

Vested and expected to vest at end of year	2,238,400	$1.01	7.5	$-

Options exercisable at end of year	1,245,334	$1.01	7.5	$-

*)	All options were out of the money as of December 31, 2016 and 2015 and their intrinsic value was considered as zero.

Summary of Restricted Share Activity
	Year ended December 31,
	2014	2015	2016

Outstanding at beginning of year	19,579	-	-
Granted	-	-	-
Vested	(19,579)	-	-

Outstanding as of December 31,	-	-	-